Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Enel Distribucin Chile S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Relationship	Common control
Description of the transaction	Energy sales
Country	Chile
Significant transactions and effects on income/expenses	$ 374,922,466	$ 374,962,639	$ 337,882,270
Enel Distribucin Chile S.A. [Member] | Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Relationship	Common control
Description of the transaction	Tolls
Country	Chile
Significant transactions and effects on income/expenses	$ 4,884,387	4,995,271	2,279,074
Enel Distribucin Chile S.A. [Member] | Services Provided [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Relationship	Common control
Description of the transaction	Services provided
Country	Chile
Significant transactions and effects on income/expenses	$ 1,592,105	12,453
Empresa Electrica de Colina Ltda.[Member] | Services Provided [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.783.910-8
Company	Empresa Eléctrica de Colina Ltda.
Relationship	Parent
Description of the transaction	Services provided
Country	Chile
Significant transactions and effects on income/expenses	$ 652	2,233
Empresa Electrica de Colina Ltda.[Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.783.910-8
Company	Empresa Eléctrica de Colina Ltda.
Relationship	Common control
Description of the transaction	Electricity tolls
Country	Chile
Significant transactions and effects on income/expenses	$ 59,105	42,779	21,641
Enel Americas S.A. [Member] | Services Provided [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	94.271.000-3
Company	Enel Américas S.A.
Relationship	Parent
Description of the transaction	Services provided
Country	Chile
Significant transactions and effects on income/expenses	$ 387,924	498,284	1,467,189
Enel Americas S.A. [Member] | Loans [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	94.271.000-3
Company	Enel Américas S.A.
Relationship	Parent
Description of the transaction	Loans
Country	Chile
Significant transactions and effects on income/expenses		(1,589,749)	(4,545,877)
Enel Americas S.A. [Member] | Services Received | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	94.271.000-3
Company	Enel Américas S.A.
Relationship	Parent
Description of the transaction	Services received
Country	Chile
Significant transactions and effects on income/expenses		(979,655)	(6,283,408)
Enel Chile S A. [Member] | Services Provided [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Relationship	Parent
Description of the transaction	Services provided
Country	Chile
Significant transactions and effects on income/expenses		1,134,766
Enel Chile S A. [Member] | Loans [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Relationship	Parent
Description of the transaction	Loans
Country	Chile
Significant transactions and effects on income/expenses	$ (754,401)	(420,867)
Enel Chile S A. [Member] | Services Received | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Relationship	Parent
Description of the transaction	Services received
Country	Chile
Significant transactions and effects on income/expenses	$ (11,433,038)	(5,148,683)
Empresa Distribuidora Sur S.A. [Member] | Energy Sales [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa Distribuidora Sur S.A.
Relationship	Common control
Description of the transaction	Energy sales
Country	Argentina
Significant transactions and effects on income/expenses		1,879	15,903
Empresa Distribuidora Sur S.A. [Member] | Services Received | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa Distribuidora Sur S.A.
Relationship	Common control
Description of the transaction	Services received
Country	Argentina
Significant transactions and effects on income/expenses		(151,365)	(1,281,486)
Luz Andes Ltda. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.460-3
Company	Luz Andes Ltda.
Relationship	Common control
Description of the transaction	Electricity tolls
Country	Chile
Significant transactions and effects on income/expenses	$ 6,585	6,294	1,907
Compañía Distribuidora y Comercializadora de Energía S.A. [Member] | Energy Sales [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compañía Distribuidora y Comercializadora de Energía S.A.
Relationship	Common control
Description of the transaction	Energy sales
Country	Colombia
Significant transactions and effects on income/expenses		19,901,620	69,490,689
Compañía Distribuidora y Comercializadora de Energía S.A. [Member] | Services Provided [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compañía Distribuidora y Comercializadora de Energía S.A.
Relationship	Common control
Description of the transaction	Services provided
Country	Colombia
Significant transactions and effects on income/expenses		15,714	97,342
Compañía Distribuidora y Comercializadora de Energía S.A. [Member] | Electricity Tolls [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compañía Distribuidora y Comercializadora de Energía S.A.
Relationship	Common control
Description of the transaction	Electricity tolls
Country	Colombia
Significant transactions and effects on income/expenses		(3,864,016)	(24,597,268)
Compañía Distribuidora y Comercializadora de Energía S.A. [Member] | Loans [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compañía Distribuidora y Comercializadora de Energía S.A.
Relationship	Common control
Description of the transaction	Loans
Country	Colombia
Significant transactions and effects on income/expenses		11,355	(12,947)
Compañía Distribuidora y Comercializadora de Energía S.A. [Member] | Services Received | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compañía Distribuidora y Comercializadora de Energía S.A.
Relationship	Common control
Description of the transaction	Services received
Country	Colombia
Significant transactions and effects on income/expenses	$ 3,844	(17,587)	(142,605)
Compañía Distribuidora y Comercializadora de Energía S.A. [Member] | Energy Purchase [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compañía Distribuidora y Comercializadora de Energía S.A.
Relationship	Common control
Description of the transaction	Energy purchase
Country	Colombia
Significant transactions and effects on income/expenses		(128,794)	(838,185)
Comercializadora de Energia del Mercosur S.A. [Member] | Services Received | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Comercializadora de Energía del Mercosur S.A.
Relationship	Associate
Description of the transaction	Services received
Country	Argentina
Significant transactions and effects on income/expenses		(56,368)	(525,165)
Empresa de Distribución Eléctrica de Lima Norte S.A.A. [Member] | Energy Sales [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa de Distribución Eléctrica de Lima Norte S.A.A.
Relationship	Common control
Description of the transaction	Energy sales
Country	Peru
Significant transactions and effects on income/expenses		16,304,643	71,454,196
Empresa de Distribución Eléctrica de Lima Norte S.A.A. [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa de Distribución Eléctrica de Lima Norte S.A.A.
Relationship	Common control
Description of the transaction	Services provided
Country	Peru
Significant transactions and effects on income/expenses		4,889,644
Empresa de Distribución Eléctrica de Lima Norte S.A.A. [Member] | Electricity Tolls [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa de Distribución Eléctrica de Lima Norte S.A.A.
Relationship	Common control
Description of the transaction	Electricity tolls
Country	Peru
Significant transactions and effects on income/expenses		(102,171)	(523,969)
Empresa de Distribución Eléctrica de Lima Norte S.A.A. [Member] | Services Received | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa de Distribución Eléctrica de Lima Norte S.A.A.
Relationship	Common control
Description of the transaction	Services received
Country	Peru
Significant transactions and effects on income/expenses			16,442,636
Endesa Latinoamericana S.A. [Member] | Services Received | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Latinoamericana S.A.
Relationship	Common control
Description of the transaction	Services received
Country	Spain
Significant transactions and effects on income/expenses		(12,388)	(1,747)
Enel Brasil S A [Member] | Services Provided [Member] | Brazil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Brasil S.A.
Relationship	Associate
Description of the transaction	Services provided
Country	Brazil
Significant transactions and effects on income/expenses		2,044,935	(89,075)
Endesa Generacion S.A. [Member] | Services Provided [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Relationship	Common control
Description of the transaction	Services provided
Country	Spain
Significant transactions and effects on income/expenses			(23,329)
Endesa Generacion S.A. [Member] | Services Received | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Relationship	Common control
Description of the transaction	Services received
Country	Spain
Significant transactions and effects on income/expenses			(2,144,063)
Endesa Generacion S.A. [Member] | Fuel Consumption [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Relationship	Common control
Description of the transaction	Fuel consumption
Country	Spain
Significant transactions and effects on income/expenses		(66,297,066)
Endesa Generacion S.A. [Member] | Commodity Derivatives [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Relationship	Common control
Description of the transaction	Commodity derivatives
Country	Spain
Significant transactions and effects on income/expenses			(15,030,911)
Enel Generacion Piura S.A. [Member] | Energy Sales [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Generación Piura S.A.
Relationship	Common control
Description of the transaction	Energy sales
Country	Peru
Significant transactions and effects on income/expenses		34,935	320,120
Enel Generacion Piura S.A. [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Generación Piura S.A.
Relationship	Common control
Description of the transaction	Services provided
Country	Peru
Significant transactions and effects on income/expenses	$ 98,421	222,826	608,437
Enel Generacion Piura S.A. [Member] | Loans [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Generación Piura S.A.
Relationship	Common control
Description of the transaction	Loans
Country	Peru
Significant transactions and effects on income/expenses	$ (135)	(520)	(27,502)
Enel Generacion Piura S.A. [Member] | Services Received | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Generación Piura S.A.
Relationship	Common control
Description of the transaction	Services received
Country	Peru
Significant transactions and effects on income/expenses			(192)
Enel Generacion Piura S.A. [Member] | Energy Purchase [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Generación Piura S.A.
Relationship	Common control
Description of the transaction	Energy purchase
Country	Peru
Significant transactions and effects on income/expenses		(308,224)	(2,337,992)
Enel Peru S A C | Services Received
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Perú S.A.C.
Relationship	Common control
Description of the transaction	Services received
Country	Peru
Significant transactions and effects on income/expenses	$ (181)
Generalima S.A. [Member] | Services Provided [Member] | Peru [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Generalima S.A.
Relationship	Common control
Description of the transaction	Services provided
Country	Peru
Significant transactions and effects on income/expenses	$ 7,405	108,817	151,907
Empresa de Energía de Cundinamarca S.A. [Member] | Energy Sales [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa de Energía de Cundinamarca S.A.
Relationship	Common control
Description of the transaction	Energy sales
Country	Colombia
Significant transactions and effects on income/expenses		1,161,383	4,239,620
Empresa de Energía de Cundinamarca S.A. [Member] | Electricity Tolls [Member] | Colombia [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Empresa de Energía de Cundinamarca S.A.
Relationship	Common control
Description of the transaction	Electricity tolls
Country	Colombia
Significant transactions and effects on income/expenses		$ (194,805)	(1,076,426)
GNL Quintero S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Relationship	Associate
Country		Chile
GNL Quintero S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Relationship	Associate
Description of the transaction	Energy sales
Country	Chile
Significant transactions and effects on income/expenses		$ 2,356,971	3,260,734
GNL Quintero S.A. [Member] | Services Provided [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Relationship	Associate
Description of the transaction	Services provided
Country	Chile
Significant transactions and effects on income/expenses		960,390	650,390
GNL Quintero S.A. [Member] | Electricity Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Relationship	Associate
Description of the transaction	Electricity tolls
Country	Chile
Significant transactions and effects on income/expenses		(71,599)	151,088
GNL Quintero S.A. [Member] | Services Received | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Relationship	Associate
Description of the transaction	Services received
Country	Chile
Significant transactions and effects on income/expenses		(37,162)
Compañía de Transmisión del Mercosur S.A. [Member] | Electricity Tolls [Member] | Argentina [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compañía de Transmisión del Mercosur S.A.
Relationship	Common control
Description of the transaction	Electricity tolls
Country	Argentina
Significant transactions and effects on income/expenses		$ (95,813)	(811,173)
Electrogas S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.806.130-5
Relationship	Associate
Country		Chile
Electrogas S.A. [Member] | Loans [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Relationship	Associate
Description of the transaction	Loans
Country	Chile
Significant transactions and effects on income/expenses		$ (436)	81,749
Electrogas S.A. [Member] | Gas Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Relationship	Associate
Description of the transaction	Gas consumption
Country	Chile
Significant transactions and effects on income/expenses	$ (194,163,392)	$ (116,391,269)	(123,964,573)
GNL Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Relationship	Associate
Country	Chile	Chile
GNL Chile S.A. [Member] | Services Provided [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Relationship	Associate
Description of the transaction	Services provided
Country	Chile
Significant transactions and effects on income/expenses	$ 85,274	$ 82,762	54,377
GNL Chile S.A. [Member] | Services Received | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Relationship	Common control
Description of the transaction	Services received
Country	Chile
Significant transactions and effects on income/expenses	$ (490,193)	(925,095)	(826,358)
GNL Chile S.A. [Member] | Gas Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Relationship	Associate
Description of the transaction	Gas transportation
Country	Chile
Significant transactions and effects on income/expenses		$ (49,418,058)	$ (52,195,582)